Shareholder Report, Average Annual Return (Details)																			6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	34 Months Ended	37 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	53 Months Ended
	Apr. 30, 2024	Mar. 28, 2024	Feb. 29, 2024	Jan. 31, 2024	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 28, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 28, 2020	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000223737
Average Annual Return [Line Items]
Line Graph and Table Measure Name															AllianzIM U.S. Large Cap Buffer10 Jan ETF
C000238368
Average Annual Return [Line Items]
Line Graph and Table Measure Name										AllianzIM U.S. Large Cap Buffer10 Feb ETF
C000238369
Average Annual Return [Line Items]
Line Graph and Table Measure Name									AllianzIM U.S. Large Cap Buffer10 Mar ETF
C000218376
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		AllianzIM U.S. Large Cap Buffer10 Apr ETF
C000241956
Average Annual Return [Line Items]
Line Graph and Table Measure Name								AllianzIM U.S. Large Cap Buffer10 May ETF
C000241958
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Large Cap Buffer10 Jun ETF
C000221038
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	AllianzIM U.S. Large Cap Buffer10 Jul ETF
C000241960
Average Annual Return [Line Items]
Line Graph and Table Measure Name						AllianzIM U.S. Large Cap Buffer10 Aug ETF
C000241962
Average Annual Return [Line Items]
Line Graph and Table Measure Name					AllianzIM U.S. Large Cap Buffer10 Sep ETF
C000221854
Average Annual Return [Line Items]
Line Graph and Table Measure Name																AllianzIM U.S. Large Cap Buffer10 Oct ETF
C000238366
Average Annual Return [Line Items]
Line Graph and Table Measure Name												AllianzIM U.S. Large Cap Buffer10 Nov ETF
C000238367
Average Annual Return [Line Items]
Line Graph and Table Measure Name											AllianzIM U.S. Large Cap Buffer10 Dec ETF
C000223738
Average Annual Return [Line Items]
Line Graph and Table Measure Name															AllianzIM U.S. Large Cap Buffer20 Jan ETF
C000238372
Average Annual Return [Line Items]
Line Graph and Table Measure Name										AllianzIM U.S. Large Cap Buffer20 Feb ETF
C000238373
Average Annual Return [Line Items]
Line Graph and Table Measure Name									AllianzIM U.S. Large Cap Buffer20 Mar ETF
C000218377
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		AllianzIM U.S. Large Cap Buffer20 Apr ETF
C000241957
Average Annual Return [Line Items]
Line Graph and Table Measure Name								AllianzIM U.S. Large Cap Buffer20 May ETF
C000241959
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Large Cap Buffer20 Jun ETF
C000221039
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	AllianzIM U.S. Large Cap Buffer20 Jul ETF
C000241961
Average Annual Return [Line Items]
Line Graph and Table Measure Name						AllianzIM U.S. Large Cap Buffer20 Aug ETF
C000241963
Average Annual Return [Line Items]
Line Graph and Table Measure Name					AllianzIM U.S. Large Cap Buffer20 Sep ETF
C000221855
Average Annual Return [Line Items]
Line Graph and Table Measure Name																AllianzIM U.S. Large Cap Buffer20 Oct ETF
C000238370
Average Annual Return [Line Items]
Line Graph and Table Measure Name												AllianzIM U.S. Large Cap Buffer20 Nov ETF
C000238371
Average Annual Return [Line Items]
Line Graph and Table Measure Name											AllianzIM U.S. Large Cap Buffer20 Dec ETF
C000248788
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
C000248789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AllianzIM U.S. Equity Buffer15 Uncapped May ETF
C000230498
Average Annual Return [Line Items]
Line Graph and Table Measure Name													AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
C000247811
Average Annual Return [Line Items]
Line Graph and Table Measure Name				AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
C000247812
Average Annual Return [Line Items]
Line Graph and Table Measure Name			AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
C000230499
Average Annual Return [Line Items]
Line Graph and Table Measure Name														AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
C000247813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
C000247817
Average Annual Return [Line Items]
Line Graph and Table Measure Name				AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
C000247818
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Without Sales Load [Member] | C000223737
Average Annual Return [Line Items]
Average Annual Return, Percent																							28.03%											9.33%
Without Sales Load [Member] | C000238368
Average Annual Return [Line Items]
Average Annual Return, Percent																							28.20%						17.34%
Without Sales Load [Member] | C000238369
Average Annual Return [Line Items]
Average Annual Return, Percent																							24.43%					17.70%
Without Sales Load [Member] | C000218376
Average Annual Return [Line Items]
Average Annual Return, Percent																							24.09%														10.80%
Without Sales Load [Member] | C000241956
Average Annual Return [Line Items]
Average Annual Return, Percent																							27.91%				18.89%
Without Sales Load [Member] | C000241958
Average Annual Return [Line Items]
Average Annual Return, Percent																							24.90%			17.81%
Without Sales Load [Member] | C000221038
Average Annual Return [Line Items]
Average Annual Return, Percent																							26.65%													11.44%
Without Sales Load [Member] | C000241960
Average Annual Return [Line Items]
Average Annual Return, Percent																							28.98%		16.78%
Without Sales Load [Member] | C000241962
Average Annual Return [Line Items]
Average Annual Return, Percent																							25.64%	16.49%
Without Sales Load [Member] | C000221854
Average Annual Return [Line Items]
Average Annual Return, Percent																							19.80%												10.31%
Without Sales Load [Member] | C000238366
Average Annual Return [Line Items]
Average Annual Return, Percent																							18.80%								12.99%
Without Sales Load [Member] | C000238367
Average Annual Return [Line Items]
Average Annual Return, Percent																							25.52%							14.08%
Without Sales Load [Member] | C000223738
Average Annual Return [Line Items]
Average Annual Return, Percent																							15.98%											7.58%
Without Sales Load [Member] | C000238372
Average Annual Return [Line Items]
Average Annual Return, Percent																							17.91%						12.02%
Without Sales Load [Member] | C000238373
Average Annual Return [Line Items]
Average Annual Return, Percent																							15.79%					12.54%
Without Sales Load [Member] | C000218377
Average Annual Return [Line Items]
Average Annual Return, Percent																							15.93%														6.51%
Without Sales Load [Member] | C000241957
Average Annual Return [Line Items]
Average Annual Return, Percent																							18.10%				12.92%
Without Sales Load [Member] | C000241959
Average Annual Return [Line Items]
Average Annual Return, Percent																							16.36%			12.35%
Without Sales Load [Member] | C000221039
Average Annual Return [Line Items]
Average Annual Return, Percent																							18.37%													8.21%
Without Sales Load [Member] | C000241961
Average Annual Return [Line Items]
Average Annual Return, Percent																							19.59%		11.83%
Without Sales Load [Member] | C000241963
Average Annual Return [Line Items]
Average Annual Return, Percent																							17.31%	11.56%
Without Sales Load [Member] | C000221855
Average Annual Return [Line Items]
Average Annual Return, Percent																							13.51%												8.53%
Without Sales Load [Member] | C000238370
Average Annual Return [Line Items]
Average Annual Return, Percent																							13.14%								10.28%
Without Sales Load [Member] | C000238371
Average Annual Return [Line Items]
Average Annual Return, Percent																							20.18%							11.56%
Without Sales Load [Member] | C000248788
Average Annual Return [Line Items]
Average Annual Return, Percent																				6.79%
Without Sales Load [Member] | C000248789
Average Annual Return [Line Items]
Average Annual Return, Percent																			11.09%
Without Sales Load [Member] | C000230498
Average Annual Return [Line Items]
Average Annual Return, Percent																							20.53%									5.86%
Without Sales Load [Member] | C000247811
Average Annual Return [Line Items]
Average Annual Return, Percent																						10.04%
Without Sales Load [Member] | C000247812
Average Annual Return [Line Items]
Average Annual Return, Percent																					8.65%
Without Sales Load [Member] | C000230499
Average Annual Return [Line Items]
Average Annual Return, Percent																							17.28%										7.95%
Without Sales Load [Member] | C000247813
Average Annual Return [Line Items]
Average Annual Return, Percent																			7.87%
Without Sales Load [Member] | C000247817
Average Annual Return [Line Items]
Average Annual Return, Percent																						11.18%
Without Sales Load [Member] | C000247818
Average Annual Return [Line Items]
Average Annual Return, Percent																				8.17%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%											11.52%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%						21.20%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%					24.26%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%														15.37%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%				23.12%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%			24.54%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%													15.10%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%		19.01%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%	22.38%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%												13.82%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%								21.39%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%							19.10%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%											11.52%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%						21.20%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%					24.26%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%														15.37%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%				23.12%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%			24.54%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%													15.10%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%		19.01%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%	22.38%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%												13.82%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%								21.39%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%							19.10%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																				8.59%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																			13.30%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%									6.55%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																						17.74%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																					11.95%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																							36.04%										9.54%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																			13.30%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																						17.74%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent																				8.59%